Accounts Receivable, Net (Details) - Schedule of Analysis of the Allowance for Credit Losses ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule Of Analysis Of The Allowance For Credit Losses Abstract
Balance, beginning of year	¥ 3,546	$ 499	¥ 2,215	¥ 3,813
Bad debt allowances from acquisition			(1,459)
Additions (recovery)	1,530	216	2,739	(1,592)
Exchange difference	21	3	51	(6)
Balance, end of year	¥ 5,097	$ 718	¥ 3,546	¥ 2,215